STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

 August 1, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:	Dreyfus Manager Funds II
(Registration Nos: 333-104120 and 811-21327)

Ladies and Gentlemen:

On behalf of Dreyfus Balanced Opportunity Fund (the "Fund"), a series of Dreyfus Manager Funds II (the "Trust"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 31 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add Class Y shares to the Fund.  The prospectus included in the Amendment is marked to show changes from the version filed as part of Post-Effective Amendment No. 29 to the Registration Statement on March 28, 2016, and the statement of additional information included in the Amendment is marked to show changes from the version filed pursuant to Rule 497 under the Securities Act on June 30, 2016.
Class Y shares will not be subject to an initial sales charge or any service or distribution fees, and no contingent deferred sales charge will be imposed on redemptions of Class Y shares.  Neither the Fund, the Fund's investment adviser, The Dreyfus Corporation ("Dreyfus"), nor the Fund's distributor or their affiliates will make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments, nor will Dreyfus or the Fund's distributor or their affiliates provide any "revenue sharing" payments, with respect to Class Y shares.  The Fund's Class Y shares will conform in all material respects to the Class Y shares of other funds in the Dreyfus Family of Funds.
The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a Certificate of Amendment, a revised Rule 18f-3 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Trust's Tandy certification is filed herewith.
Please telephone the undersigned at 212.806.6401, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,
/s/ Max Vogel
 Max Vogel
cc:	David Stephens
Janna Manes

August 1, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:	Dreyfus Manager Funds II
(Registration Nos: 333-104120 and 811-21327)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
DREYFUS MANAGER FUNDS II

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President